Label	Element	Value
Jensen Quality Value Class J & I | Jensen Quality Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Jensen Quality Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The objective of the Jensen Quality Value Fund (the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, and potentially higher taxes, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended May 31, 2020, the Fund’s portfolio turnover rate was 36.19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.19%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries,which are not reflected in the table and example below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net assets found within the "Financial Highlights" section of this Prospectus, which does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and either redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The operating expense limitation agreement discussed in the table above is reflected only through September 30, 2021.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund’s investment strategy seeks to identify companies the Adviser deems to be undervalued. To achieve its objective, the Fund invests in equity securities of companies that satisfy the investment criteria described below. These companies are selected from a universe of publicly traded U.S. companies that, as determined by the Adviser, have produced long-term records of consistently high returns on shareholder equity. In order to qualify for this universe, each company must have a market capitalization between $100 million and the capitalization of the largest company in the Russell Midcap® Index, and a return on equity of 15% or greater in each of the last ten years as determined by the Adviser and may include companies with negative equity resulting from debt-financing of large share repurchases. These companies may have unique risk profiles depending on the amount of debt incurred relative to the company’s ability to repay that debt.

Equity securities in which the Fund may invest as a principal strategy consist primarily of common stocks of small- and mid-cap U.S. companies. For purposes of the Fund, the Adviser considers a company to be a small- or mid-cap company if it has a market capitalization between $100 million and the capitalization of the largest company in the Russell Midcap® Index at the time of the Fund’s investment. The Adviser determines the companies that qualify for inclusion in the Fund’s investable universe on at least an annual basis.

The Fund’s investment strategy is based on applying fundamental analysis and valuation models to this select universe of companies in order to identify investment opportunities. Fundamental analysis includes assessment of the company’s industry, strategy, competitive advantages, business segments, geographic distribution, growth and profitability, financial statements (income statement, cash flow statement, balance sheet), and the company’s other financial reports. The valuation models are rooted in fundamentals-based investment principles and include discounted cash flow models (for example, determining the present value of expected future cash flows), relative valuation methods (for example, a company’s valuation relative to its own history, its industry peers, or the broader stock market), and ratio methods (for example, a company’s price-to-earnings ratios).

The Fund may sell all or part of its position in a company when the Adviser has determined that another qualifying security has a greater opportunity to achieve the Fund’s objective. In addition, the Fund generally sells its position in a company when the company no longer meets one or more of the Fund’s investment criteria described above for inclusion in the universe of companies in which the Fund may invest. In the event that the company no longer satisfies the investment criteria and the failure is due to an extraordinary situation that the Adviser believes will not have a material adverse impact on the company’s operating performance, the Fund may continue to hold and invest in the company. Examples of such extraordinary situations include a significant acquisition, divestiture, or accounting rule change that results in a significant change to a company’s equity balance and a non-meaningful return on equity number.
		The Adviser expects to include in the Fund’s investment portfolio at any time securities of approximately 30 to 50 primarily domestic companies. The Fund must always own the securities of a minimum of 25 different companies in its portfolio. The Fund strives to be fully invested at all times in publicly traded common stocks and other eligible equity securities issued by companies that meet the investment criteria described in this Prospectus.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in this Fund are:

+    Stock Market Risk
    The market value of stocks held by the Fund may decline over a short, or even an extended period of time, resulting in a decrease in the value of a shareholder’s investment.

+    Management Risk
    The investment process used by the Adviser, including the Adviser’s valuation models, to select securities for the Fund’s investment portfolio may not prove effective, and the Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect in that the investments chosen by the Adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.

+    General Market Risk
Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

+    Recent Market Events Risk
U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time.
+    Company and Sector Risk
The Fund’s investment strategy requires that a company selected for investment must, among other criteria and in the determination of the Adviser, have attained a return on equity of at least 15% per year for each of the prior 10 years. Due to the relatively limited number of companies that meet this investment criteria and thereby qualify for investment consideration, at times the Fund is prohibited from investing in certain companies and sectors that are experiencing strong market appreciation, but have not attained the high level of consistent, long-term business performance that is required for investment consideration by the Fund. As a result, the Fund’s performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the Fund was able to invest in such rapidly growing, non-qualifying companies.

+    Value Style Investing Risk
    A value investing style subjects the Fund to the risk that the prices of securities the Adviser believes are undervalued may not appreciate as anticipated or may go down, the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.
+    Small- and Mid-Cap Company Risk
    The securities of small-cap and mid-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Investment Suitability
The Fund is designed for long-term investors who are willing to accept short-term market price fluctuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one year, five year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance information, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.jenseninvestment.com, or by calling the Fund toll-free at 800-992-4144.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one year, five year and since inception periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-992-4144
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jenseninvestment.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance information, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Jensen Quality Value Fund - Class J Shares1Calendar Year Returns as of December 31
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The returns in the bar chart are for the Class J shares. The performance of Class I shares will differ due to differences in expenses.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s calendar year-to-date return for Class J shares as of June 30, 2020 was -7.11%. During the period of time shown in the bar chart, the Fund’s highest quarterly return for Class J shares was 15.40% for the quarter ended March 31, 2013, and the lowest quarterly return for Class J shares was -13.99% for the quarter ended September 30, 2011.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(7.11%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.99%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the Periods EndedDecember 31, 2019
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Class J shares only and after-tax returns for the Class I shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for the Class J shares only and after-tax returns for the Class I shares will vary.
Jensen Quality Value Class J & I | Jensen Quality Value Fund | Russell 2500® Total Return Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 2500® Total Return Index*(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	27.77%
5 Years	rr_AverageAnnualReturnYear05	8.93%
Since Inception	rr_AverageAnnualReturnSinceInception	11.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2010
Jensen Quality Value Class J & I | Jensen Quality Value Fund | Jensen Quality Value Fund - J Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JNVSX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.68%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.58%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.06%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	448
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	811
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,834
Annual Return 2011	rr_AnnualReturn2011	2.20%	[4]
Annual Return 2012	rr_AnnualReturn2012	7.66%	[4]
Annual Return 2013	rr_AnnualReturn2013	43.96%	[4]
Annual Return 2014	rr_AnnualReturn2014	9.54%	[4]
Annual Return 2015	rr_AnnualReturn2015	(9.38%)	[4]
Annual Return 2016	rr_AnnualReturn2016	15.80%	[4]
Annual Return 2017	rr_AnnualReturn2017	15.08%	[4]
Annual Return 2018	rr_AnnualReturn2018	(8.92%)	[4]
Annual Return 2019	rr_AnnualReturn2019	26.33%	[4]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	26.33%
5 Years	rr_AverageAnnualReturnYear05	6.80%
Since Inception	rr_AverageAnnualReturnSinceInception	9.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2010
Jensen Quality Value Class J & I | Jensen Quality Value Fund | Jensen Quality Value Fund - J Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	25.10%
5 Years	rr_AverageAnnualReturnYear05	5.09%
Since Inception	rr_AverageAnnualReturnSinceInception	8.05%
Jensen Quality Value Class J & I | Jensen Quality Value Fund | Jensen Quality Value Fund - J Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	16.45%
5 Years	rr_AverageAnnualReturnYear05	4.88%
Since Inception	rr_AverageAnnualReturnSinceInception	7.51%
Jensen Quality Value Class J & I | Jensen Quality Value Fund | Jensen Quality Value Fund - I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JNVIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.02%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.57%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.24%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.83%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	642
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,464
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	26.69%
5 Years	rr_AverageAnnualReturnYear05	7.01%
Since Inception	rr_AverageAnnualReturnSinceInception	9.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2010

[1]	The Trust’s Board of Trustees (the “Board of Trustees”) has authorized a shareholder servicing plan fee in the amount of 0.10% of the Fund’s average daily net assets. Currently, the shareholder servicing plan fee being charged is 0.02% of the Fund’s average daily net assets; however, the fee may be increased to 0.10% of the Fund’s average daily net assets at any time.
[2]	Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net assets found within the "Financial Highlights" section of this Prospectus, which does not include Acquired Fund Fees and Expenses.
[3]	Pursuant to an operating expense limitation agreement between the Fund’s investment adviser, Jensen Investment Management, Inc. (the “Adviser”), and the Trust, on behalf of the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, interest (including interest incurred in connection with bank and custody overdrafts), acquired fund fees and expenses, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), tax expenses, dividends and interest on short positions, brokerage commissions, and extraordinary expenses), do not exceed 0.80% of the Fund’s average daily net assets through September 30, 2021. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund’s Total Annual Operating Expenses (after the amount of the reimbursement is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.
[4]	The returns in the bar chart are for the Class J shares. The performance of Class I shares will differ due to differences in expenses.